Leases-Group as Lessee - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [Abstract]
Lives of significant operating leases	P5Y
Operating lease expenses	¥ 5,468	¥ 4,580	¥ 2,840
Minimum lease payment expenses	3,759	3,309	1,891
Variable lease payment expenses	¥ 1,709	¥ 1,271	¥ 949